NONCONTROLLING INTEREST (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 30, 2013	Feb. 06, 2009	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Repurchase of preferred stock			$ 0	$ 2,580
Common Stock Warrant [Member] | Subsidiary Bank [Member]
Noncontrolling Interest [Line Items]
Warrant issued (in shares)	86,957	86,957
Exercise price of warrant (in dollars per share)	$ 6.90	$ 6.90
Expiration date of warrant			Feb. 06, 2019
Issuance of preferred stock	$ 426	$ 426
Redeemable Preferred Stock [Member] | Subsidiary Bank [Member]
Noncontrolling Interest [Line Items]
Preferred stock dividend rate				9.00%
Redemption of preferred stock (in shares)				2,600
Redemption of preferred stock (in dollars per share)				$ 1,000
Preferred Stock [Member] | Subsidiary Bank [Member]
Noncontrolling Interest [Line Items]
Preferred stock amount		$ 4,000	$ 2,580		$ 2,580
Issuance of preferred stock (in shares)		4,000
Preferred stock, liquidation preference (in dollars per share)		$ 1,000
Preferred stock dividend rate for first 5 years		5.00%
Preferred stock dividend rate thereafter		9.00%
Preferred stock reasonable market rate		14.00%
Payment of stock issuance costs		$ 20			$ 20
Issuance of preferred stock		3,554
Discount on preferred stock		$ 426
Amortization period of discount on preferred stock			60 months
Percent of preferred stock repurchased					35.00%
Value of preferred stock repurchased					$ 1,400
Percent of par value of preferred stock price repurchased					85.30%
Repurchase of preferred stock					$ 1,194
Gain from redemption below par					206
Preferred stock par value amount					$ 2,600